Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 449	$ 4,817
Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	4,158	1,595
Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(3,709)	3,222
Forward freight agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(10)	1,484
Forward freight agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	4
Interest Rate Swap Agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	953	532
Interest Rate Swap Agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(3,709)	3,160
Interest Rate Swap Agreements | realized gain (loss) on Derivative Instrument Termintation
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	3,215	0
Foreign currency forward contracts | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	(421)
Foreign currency forward contracts | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ 58